Basis of presentation and significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Change in Derivative Liability

The following is the change in derivative liability for the three months ended September 30, 2023:

Balance, December 31, 2022	$202,144
Issuance of new derivative liabilities	328,433
Conversions	(331,714)
Change in fair market value of derivative liabilities	93,836
Balance, September 30, 2023	$292,699

Schedule of Change in Derivative Liability

The following is the change in derivative liability for the years ended December 31, 2022 and 2021:

Balance, December 31, 2020	$437,549

Issuance of new derivative liabilities	1,077,756
Conversions	(489,279)
Change in fair market value of derivative liabilities	(494,501)

Balance, December 31, 2021	531,525

Issuance of new derivative liabilities	674,971
Conversions	(713,229)
Change in fair market value of derivative liabilities	(291,123)
Balance, December 31, 2022	$202,144